Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Loss for the period	$ (149,618)	$ (185,410)	$ (98,774)
Items not involving cash:
Depreciation and amortization	18,666	16,288	11,395
Stock-based compensation expense	9,683	14,283	12,468
Unrealized foreign exchange gain	(3,434)	(15,168)	1,185
Deferred income tax (recovery) expense	(1,185)	(541)	(409)
Income from investments accounted for by the equity method	(14,222)	(13,444)	(16,190)
Amortization of long-term debt	2,139	1,643	2,094
Impairment of long lived assets	5,238	4,838	0
Inventory write-downs to net realizable value	2,102	4,925	0
Provision for inventory purchase commitments (note 12 and 22(b))	4,106	0	0
Intangible impairment	5,823	1,721	0
Goodwill impairment	18,543	34,964	0
Change in fair value of derivative liability and bad debt expense	1,338	(37)	340
Changes in non-cash operating working capital:
Accounts receivable	11,629	(12,289)	6,733
Inventories	(1,367)	5,179	(7,920)
Prepaid expenses	(556)	513	179
Accounts payable and accrued liabilities	(4,749)	(2,064)	(742)
Deferred revenue	(5,096)	5,208	3,115
Warranty liability	(5,797)	22,602	1,979
Net cash provided by operating activities	(106,757)	(116,789)	(84,547)
Cash flows from investing activities:
Purchase of property, plant and equipment	(10,249)	(26,450)	(30,363)
Purchase of intangible assets	0	0	(989)
Maturity (purchase) of short-term investments, net	31,369	(5,771)	(22,520)
Repayment of loan receivable	0	0	2,494
Increase loan payable	0	0	2,450
Repayment of loan payable	0	0	(21,840)
Acquisitions, net of acquired cash (note 4)	(3,053)	1,178	(1,125)
Dividends received from joint ventures	3,200	8,287	22,600
Net cash used in investing activities	21,267	(22,756)	(49,293)
Cash flows from financing activities:
Increase in operating lines of credit	0	0	4,245
Repayment of long term facilities	(9,540)	(13,678)	(9,843)
Issuance of long term debenture notes	17,797	0	0
Finance costs incurred	(2,033)	0	0
Proceeds from stock options exercised	242	741	969
Shares issued for cash	0	152,340	273,556
Share issuance costs	0	(5,065)	(8,126)
Net cash used in financing activities	6,466	134,338	260,801
Effect of foreign exchange on cash and cash equivalents	(6,207)	(5,238)	(1,288)
(Decrease) increase in cash and cash equivalents	(85,231)	(10,445)	125,673
Cash and cash equivalents, beginning of period	178,513	188,958	63,285
Cash and cash equivalents, end of period	93,282	178,513	188,958
Supplementary information:
Interest paid	4,702	3,911	3,532
Taxes paid, net of refunds	871	1,321	1,982
Non-cash transactions:
Shares issued on exercise of performance share units	10,701	10,599	6,597
Common shares issued in connection with acquisitions (note 4b)	$ 3,285	$ 24,091	$ 0